BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 234,752	$ 95,568	$ 81,447
Lease liabilities	$ 314,501	$ 117,420